ADVANCE FROM RELATED COMPANIES	12 Months Ended
Dec. 31, 2011
Advances From Related Companies [Abstract]
Advances From Related Companies [Text Block]
12.	ADVANCE FROM RELATED COMPANIES

Advance from related companies as of December 31, 2011 and 2010 consisted of the following:

	2011	2010
Name of related company
Fujian Gangjun Construction Co., Ltd	$953	$909
Fujian Yihai Investment Co., Ltd	12,711	-

	$13,664	$909

The legal representative, Kongliang Chan, of Fujian Gangjun Construction Co., Ltd is also one of key management of Fujian Service. The balance is unsecured, non interest-bearing and has no repayment term.

One of the legal representatives, Lifei Zeng, of Fujian Yihai Investment Co., Ltd, is a relative of Qing Lin who is one of owners of Wonder Dredging. The balance is unsecured, non interest-bearing and has no repayment term.